Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statements of Comprehensive Income
Net earnings	$ 55,086	$ 45,527
Items that may be reclassified subsequently to profit or loss:
Unrealized gain (loss) on derivative designated as cash flow hedge		34
Unrealized tax (expense) recovery on derivative designated as cash flow hedge		(9)
Realized loss on derivative designated as cash flow hedge		297
Realized tax (recovery) on derivative designated as cash flow hedge		(79)
Total other comprehensive income		243
Total comprehensive income	$ 55,086	$ 45,770